Income Taxes - Summary of Expiration of Unused Tax Losses (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	$ 538	$ 560
Less Than 1 Year
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	25	2
1-2 Years
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	16	24
2 - 3 Year
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	60	15
3 - 4 Year
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	80	56
4 - 5 Year
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	52	82
Due after five years
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	$ 305	$ 381